CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income/(loss)	$ 22,644	$ 19,557	$ (30,401)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	6,173	2,865	1,671
Depreciation and amortization expenses	5,607	4,657	3,879
Investment (income)/loss	(2,146)		1,000
Loss on disposal of property and equipment	40		67
Foreign currency exchange loss/(gain), net	2,510	(548)	62
Changes in operating assets and liabilities:
Accounts receivable	(1,990)	(1,097)	(521)
Prepayments and other assets	(16,000)	(2,318)	924
Accounts payable	6,021	(2,647)	(9,129)
Deferred revenues	40,229	26,145	13,555
Customer advances and deposits	14,615	10,329	7,227
Salary and welfare payable	10,785	5,549	4,194
Taxes payable	5,128	387	780
Accrued expenses and other current liabilities	4,969	3,425	1,964
Net cash provided by/(used in) operating activities	98,585	66,304	(4,728)
Cash flows from investing activities:
Purchase of property and equipment	(32,476)	(4,177)	(5,227)
Purchase of intangible assets			(28)
Cash received for disposal of property and equipment	44
Purchase of long-term investments	(23,781)
Proceeds from maturity of term deposits	250,907
Purchase of term deposits	(382,552)	(152,190)
Purchase of short-term investments	(652,892)	(397,266)	(212,753)
Proceeds from maturity of short-term investment	535,322	323,587	190,855
Other cash proceeds related to investing activities	156
Net cash used in investing activities	(305,272)	(230,046)	(27,153)
Cash flows from financing activities:
Proceeds from exercise of share options	3,286	557	253
Proceeds from issuance of 25,300,000 Class A ordinary shares in IPO		199,954
Proceeds from issuance of 1,764,706 Class A ordinary shares in the private placement to DCM Hybrid RMB Fund concurrently with IPO		15,000
Proceeds from issuance of 4,000,000 Class A ordinary shares in follow-on offering	72,960
Proceeds from issuance of ordinary shares to Tencent	736,100
Payments for repurchase of ordinary share from pre-IPO shareholders	(552,075)
Payment for issuance expenses	(2,841)	(2,168)
Net cash provided by financing activities	257,430	213,343	253
Effect of exchange rate changes on cash and cash equivalents	139	224	(14)
Net increase/(decrease) in cash and cash equivalents	50,882	49,825	(31,642)
Cash and cash equivalents at the beginning of the year	60,494	10,669	42,311
Cash and cash equivalents at the end of the year	111,376	60,494	10,669
Supplemental disclosure of cash flow information:
Income tax paid	1,194
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	1,813	28	394
Accretions to preference shareholders redemption values		9,134	10,233
Restricted cash relating to share-based compensation plan	$ 1,314